Cover	May 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2024
Entity File Number	001-40710
Entity Registrant Name	TIGO ENERGY, INC.
Entity Central Index Key	0001855447
Entity Tax Identification Number	83-3583873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Campbell Technology Parkway
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	402-0802
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TYGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false